Basis of Presentation (Details)		12 Months Ended
	Feb. 10, 2015	Mar. 31, 2019
Statement Line Items [Line Items]
Ownership interest		30.00%
Portage Glasgow Ltd [Member]
Statement Line Items [Line Items]
Ownership interest		65.00%
United Kingdom based immune-oncology [Member]
Statement Line Items [Line Items]
Ownership interest	60.49%
Saugatuck [Member]
Statement Line Items [Line Items]
Ownership interest		70.00%
IOX [Member]
Statement Line Items [Line Items]
Ownership interest		39.51%